Investments (Amortized Cost and Fair Value of Available-for-sale Debt Securities by Contractual Maturity) (Details) (USD $) In Millions	Dec. 31, 2010
Due in one year or less, amortized cost	$ 2,251
Due after one year through five years, amortized cost	5,195
Due after five years through ten years, amortized cost	3,860
Due after ten years, amortized cost	2,026
Total debt securities - available-for-sale, amortized cost	15,622
Due in one year or less, fair value	2,260
Due after one year through five years, fair value	5,401
Due after five years through ten years, fair value	3,984
Due after ten years, fair value	2,047
Total debt securities - available-for-sale, fair value	16,060
U.S. Agency Mortgage-backed Securities
Mortgage-backed securities, amortized cost	1,851
Mortgage-backed securities, fair value	1,903
Non-U.S. Agency Mortgage-backed Securities
Mortgage-backed securities, amortized cost	439
Mortgage-backed securities, fair value	$ 465